INTANGIBLE ASSETS (Details) ¥ in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
IfrsStatementLineItems [Line Items]
At June 30	$ 2,953	¥ 19,785
Net carrying amount	2,953
Patent [Member]
IfrsStatementLineItems [Line Items]
At June 30	55	366
Net carrying amount			¥ 385
Net carrying amount	55
Service concession rights [member]
IfrsStatementLineItems [Line Items]
At June 30	2,886	19,335
Net carrying amount			19,700
Net carrying amount	2,886
Software [Member]
IfrsStatementLineItems [Line Items]
At June 30	12	84
Net carrying amount			104
Net carrying amount	$ 12
Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Net carrying amount			20,189
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
At January 1		43,582	23,152
Transfer in			20,430
At June 30		43,582	43,582
Amortization charge		(404)	(884)
Net carrying amount			43,582
Gross carrying amount [member] | Patent [Member]
IfrsStatementLineItems [Line Items]
At January 1		22,878	22,878
Transfer in
At June 30		22,878	22,878
Amortization charge		(19)	(105)
Net carrying amount			22,878
Gross carrying amount [member] | Service concession rights [member]
IfrsStatementLineItems [Line Items]
At January 1		20,430
Transfer in			20,430
At June 30		20,430	20,430
Amortization charge		(365)	(730)
Net carrying amount			20,430
Gross carrying amount [member] | Software [Member]
IfrsStatementLineItems [Line Items]
At January 1		274	274
Transfer in
At June 30		274	274
Amortization charge		(20)	(49)
Net carrying amount			274
Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
At January 1		(23,393)	(22,509)
At June 30		(23,797)	(23,393)
Net carrying amount			(23,393)
Accumulated depreciation, amortisation and impairment [member] | Patent [Member]
IfrsStatementLineItems [Line Items]
At January 1		(22,493)	(22,388)
At June 30		(22,512)	(22,493)
Net carrying amount			(22,493)
Accumulated depreciation, amortisation and impairment [member] | Service concession rights [member]
IfrsStatementLineItems [Line Items]
At January 1		(730)
At June 30		(1,095)	(730)
Net carrying amount			(730)
Accumulated depreciation, amortisation and impairment [member] | Software [Member]
IfrsStatementLineItems [Line Items]
At January 1		(170)	(121)
At June 30		¥ (190)	(170)
Net carrying amount			¥ (170)